INCOME TAXES - Tax losses year of expiration (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Tax losses expiry
Recognized losses	$ (309)	$ (473)
Recognized DTA	139	182
Non-recognized losses	(8,419)	(8,496)
Non-recognized DTA	1,972	2,052
Other credits carried forwards expiry
Recognized credits		(37)
Recognized DTA		37
Non-recognized credits	(420)	(332)
Non-recognized DTA	108	86
6-10 years
Tax losses expiry
Recognized losses	0	0
Recognized DTA	0	0
Non-recognized losses	0	0
Non-recognized DTA	0	0
Other credits carried forwards expiry
Recognized credits		(37)
Recognized DTA		37
Non-recognized credits	0	0
Non-recognized DTA	0	0
More than 10 years
Tax losses expiry
Recognized losses	0	0
Recognized DTA	0	0
Non-recognized losses	(1,728)	(1,729)
Non-recognized DTA	412	413
Other credits carried forwards expiry
Recognized credits		0
Recognized DTA		0
Non-recognized credits	0	0
Non-recognized DTA	0	0
Indefinite
Tax losses expiry
Recognized losses	(309)	(473)
Recognized DTA	139	182
Non-recognized losses	(6,691)	(6,767)
Non-recognized DTA	1,560	1,639
Other credits carried forwards expiry
Recognized credits		0
Recognized DTA		0
Non-recognized credits	(420)	(332)
Non-recognized DTA	$ 108	$ 86